Net Asset Value as Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Fair Value by Strategy Type Alongside Consolidated Funds of Hedge Funds' Remaining Unfunded Commitments and Ability to Redeem Such Investments
A summary of fair value by strategy type and ability to redeem such investments as of December 31, 2023 is presented below:

		Redemption
		Frequency	Redemption
Strategy (a)	Fair Value	(if currently eligible)	Notice Period
Equity	$445,626	(b)	(b)
Real Estate	112,633	(c)	(c)
Other	7,275	(d)	(d)

	$565,534

(a)	As of December 31, 2023, Blackstone had no unfunded commitments.
(b)
The Equity category includes investments in hedge funds that invest primarily in domestic and international equity securities. Investments representing 40% of the fair value of the investments in this category may not be redeemed at, or within three months of, the reporting date. Investments representing 60% of the fair value of the investments in this category are redeemable as of the reporting date.

(c)	The Real Estate category includes investments in funds that primarily invest in real estate assets. All investments in this category are redeemable as of the reporting date.
(d)
Other is composed of the Credit Driven category, the Commodities category and the Diversified Instruments category. The Credit Driven category includes investments in hedge funds that invest primarily in domestic and international bonds. The Commodities category includes investments in commodities-focused funds that primarily invest in futures and physical-based commodity driven strategies. The Diversified Instruments category includes investments in funds that invest across multiple strategies. All investments in these categories may not be redeemed at, or within three months of, the reporting date.